Item 1. Schedule of Investments

T. Rowe Price Tax-Efficient Balanced Fund
(Unaudited)	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)
COMMON STOCKS 48.2%

CONSUMER DISCRETIONARY 9.1%
Automobiles 0.2%
Harley-Davidson	1,600	86
		86
Diversified Consumer Services 0.2%
Apollo Group, Class A *	1,250	89
		89
Hotels, Restaurants & Leisure 1.3%
Carnival	1,500	82
Choice Hotels International	2,000	72
International Game Technology	1,000	29
Marriott, Class A	2,000	129
Starbucks *	2,400	73
Station Casinos	2,200	153
		538
Internet & Catalog Retail 1.7%
Amazon.com *	5,000	243
eBay *	10,000	448
		691
Media 3.2%
Clear Channel Communications	3,600	117
Disney	6,700	167
Getty Images *	900	82
McGraw-Hill	5,000	265
Omnicom	2,100	178
Time Warner	7,300	131
Univision Communications, Class A *	3,000	91
Viacom, Class B	4,140	138
WPP Group ADR	3,700	182
		1,351
Multiline Retail 0.3%
Dollar General	4,906	93
Family Dollar Stores	2,000	45
		138
Specialty Retail 2.0%
Bed Bath & Beyond *	2,100	89
Home Depot	11,200	468
Tiffany	3,800	155
Williams-Sonoma *	2,900	126
		838
Textiles, Apparel, & Luxury Goods 0.2%
Nike, Class B	1,100	94
		94
Total Consumer Discretionary		3,825

CONSUMER STAPLES 5.2%
Beverages 1.5%
Anheuser-Busch	1,900	83
Coca-Cola	4,000	171
PepsiCo	6,200	367
		621
Food & Staples Retailing 1.8%
CVS	4,000	108
Sysco	5,000	162
Wal-Mart	6,800	330
Walgreen	3,200	146
		746
Food Products 0.3%
General Mills	1,400	67
Wrigley	1,100	75
		142
Household Products 1.4%
Colgate-Palmolive	2,200	120
Kimberly-Clark	800	47
Procter & Gamble	7,750	443
		610
Personal Products 0.2%
Avon	2,600	71
		71
Total Consumer Staples		2,190

FINANCIALS 8.6%
Capital Markets 4.8%
Bank of New York	4,500	146
Blackrock	1,000	108
Charles Schwab	13,726	209
Eaton Vance	3,500	96
Franklin Resources	3,800	353
Mellon Financial	3,200	108
Northern Trust	8,500	448
State Street	9,400	542
		2,010
Commercial Banks 0.8%
Wells Fargo	5,000	314
		314
Consumer Finance 0.6%
American Express	3,400	175
SLM Corporation	1,500	79
		254
Diversified Financial Services 1.4%
Citigroup	7,100	345
Moody's	4,200	252
		597
Insurance 0.8%
Ambac	1,000	77
American International Group	2,725	183
Marsh & McLennan	2,400	74
		334
Thrifts & Mortgage Finance 0.2%
Freddie Mac	1,300	81
		81
Total Financials		3,590

HEALTH CARE 7.5%
Biotechnology 0.5%
Amgen *	2,800	226
		226
Health Care Equipment & Supplies 1.7%
Baxter International	1,500	58
Guidant	1,500	92
Medtronic	8,900	495
Stryker	1,700	74
		719
Health Care Providers & Services 2.9%
UnitedHealth Group	9,500	569
WellPoint *	8,500	653
		1,222
Pharmaceuticals 2.4%
Abbott Laboratories	3,300	125
AstraZeneca ADR	1,500	69
Eli Lilly	700	35
GlaxoSmithKline ADR	1,683	84
Johnson & Johnson	6,100	377
Merck	1,000	29
Pfizer	7,375	156
Wyeth	2,600	108
		983
Total Health Care		3,150

INDUSTRIALS & BUSINESS SERVICES 3.4%
Aerospace & Defense 0.3%
Boeing	1,600	109
		109
Air Freight & Logistics 0.2%
Expeditors International of Washington	1,400	100
		100
Commercial Services & Supplies 0.7%
ChoicePoint *	1,500	65
Cintas	2,250	100
Robert Half International	3,500	134
		299
Industrial Conglomerates 2.0%
3M	1,100	86
GE	21,100	754
		840
Machinery 0.2%
Illinois Tool Works	700	62
		62
Total Industrials & Business Services		1,410

INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.3%
Cisco Systems *	26,700	468
Nokia ADR	4,000	68
		536
Computers & Peripherals 1.0%
Dell *	10,500	317
EMC *	8,900	124
		441
Internet Software & Services 1.1%
IAC/InterActiveCorp *	500	14
Monster Worldwide *	3,500	136
Yahoo! *	8,000	322
		472
IT Services 1.1%
Automatic Data Processing	3,800	179
First Data	2,600	112
Paychex	3,650	155
		446
Semiconductor & Semiconductor Equipment 6.2%
Altera *	15,100	276
Analog Devices	7,500	285
Broadcom, Class A *	2,500	116
Intel	16,300	435
Linear Technology	10,400	388
Maxim Integrated Products	8,700	318
Microchip Technology	6,800	227
Texas Instruments	9,400	305
Xilinx	9,800	259
		2,609
Software 3.0%
Adobe Systems	2,000	65
Electronic Arts *	1,300	73
Intuit *	1,500	80
Microsoft	21,400	593
NAVTEQ *	1,500	63
Oracle *	16,700	210
SAP ADR	4,000	181
		1,265
Total Information Technology		5,769

MATERIALS 0.7%
Chemicals 0.7%
Ecolab	2,100	70
Monsanto	2,000	147
Valspar	3,000	75
Total Materials		292
Total Common Stocks (Cost $11,992)		20,226

MUNICIPAL BONDS 52.7%

ALABAMA 0.5%
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 5.00%, 6/1/25	200,000	199
Total Alabama (Cost $200)		199

ARIZONA 1.3%
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10†)	500,000	546
Total Arizona (Cost $508)		546

CALIFORNIA 6.3%
California, GO, 5.25%, 11/1/26	250,000	263
California Dept. of Water Resources, Power Supply, 5.50%, 5/1/14
(AMBAC Insured)	100,000	111
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	200,000	203
California Infrastructure & Economic Dev. Bank, 5.25%, 7/1/21
(FSA Insured)	250,000	270
California Public Works, 5.00%, 11/1/22	250,000	259
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	100,000	106
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13†)	250,000	277
Sacramento County Sanitation Dist. Fin. Auth., 5.00%, 8/1/21
(MBIA Insured)	250,000	265
San Diego Community College Dist., GO, 5.00%, 5/1/17
(FSA Insured)	100,000	107
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24
(FSA Insured)	250,000	273
Univ. of California Regents, 5.00%, 5/15/36 (AMBAC Insured)	500,000	513
Total California (Cost $2,560)		2,647

CONNECTICUT 1.6%
Mashantucket Western Pequot Tribe
5.50%, 9/1/28	200,000	205
144A, 5.75%, 9/1/27	200,000	205
Mohegan Tribe Indians, 6.25%, 1/1/31	250,000	267
Total Connecticut (Cost $624)		677

DELAWARE 0.2%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	100,000	101
Total Delaware (Cost $104)		101

DISTRICT OF COLUMBIA 4.1%
District of Columbia, GO
6.00%, 6/1/15 (MBIA Insured)	1,000,000	1,152
6.00%, 6/1/17 (MBIA Insured)	500,000	581
Total District of Columbia (Cost $1,522)		1,733

FLORIDA 0.3%
Highlands County HFA, Adventist Health, 5.00%, 11/15/25	100,000	102
Total Florida (Cost $103)		102
GEORGIA 1.0%
Fulton County Water & Sewer, 5.25%, 1/1/35 (FGIC Insured)	125,000	132
Hall County, GO, 5.00%, 10/1/06 (FSA Insured)	100,000	101
Municipal Electric Auth. of Georgia, 5.00%, 1/1/20 (MBIA Insured)	175,000	186
Total Georgia (Cost $417)		419
ILLINOIS 0.9%
Illinois Fin. Auth., Northwestern Memorial Hosp., 5.50%, 8/15/43	250,000	263
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	100,000	101
Total Illinois (Cost $363)		364
INDIANA 0.6%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	250,000	247
Total Indiana (Cost $246)		247
MARYLAND 1.4%
Frederick County, Urbana Community Dev. Auth., 5.95%, 7/1/30	100,000	105
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	100,000	102
Maryland HHEFA
Mercy Ridge Retirement Community, 6.00%, 4/1/28	100,000	106
Univ. of Maryland Medical System, 6.625%, 7/1/20	250,000	284
Total Maryland (Cost $568)		597
MASSACHUSETTS 4.1%
Massachusetts, GO, 5.00%, 9/1/24	250,000	261
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/18	1,000,000	1,183
Massachusetts Water Resources Auth., 5.00%, 8/1/29
(MBIA Insured)	250,000	259
Total Massachusetts (Cost $1,521)		1,703
NEW JERSEY 1.5%
New Jersey Economic Dev. Auth.
Franciscan Oaks, 5.75%, 10/1/23	100,000	101
Motor Vehicle Surcharge, 5.25%, 7/1/31 (MBIA Insured)	250,000	265
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (FSA Insured)	260,000	269
Total New Jersey (Cost $618)		635
NEW MEXICO 0.6%
Jicarilla Apache Nation, 5.50%, 9/1/23	100,000	106
New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27	145,000	151
Total New Mexico (Cost $247)		257
NEW YORK 3.2%
Metropolitan Transportation Auth., 5.00%, 11/15/30	250,000	256
New York City, GO
5.00%, 8/1/21	125,000	130
5.25%, 5/15/22	250,000	264
New York City Transitional Fin. Auth.
5.75%, 11/15/20 (Prerefunded 5/15/10†)	500,000	552
5.875%, 11/1/16 (Prerefunded 5/1/10†)	30,000	33
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	100,000	110
Total New York (Cost $1,260)		1,345
NORTH CAROLINA 0.6%
Charlotte-Mecklenberg Hosp Auth., 5.00%, 1/15/45	250,000	249
Total North Carolina (Cost $249)		249
OHIO 3.3%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	250,000	273
Franklin County Hosp., Trinity Health, VRDN (Currently 3.07%)	1,000,000	1,000
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	100,000	100
Total Ohio (Cost $1,373)		1,373
OKLAHOMA 0.2%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	100,000	82
Total Oklahoma (Cost $97)		82
OREGON 1.3%
Portland Sewer, 5.75%, 8/1/20 (FGIC Insured)
(Prerefunded 8/1/10†)	500,000	548
Total Oregon (Cost $507)		548

PENNSYLVANIA 1.8%
Bucks County IDA, Chandler Hall, 6.30%, 5/1/29	250,000	255
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24	200,000	211
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	250,000	268
Total Pennsylvania (Cost $669)		734

PUERTO RICO 1.3%
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	250,000	260
Puerto Rico Infrastructure Fin. Auth., Excise Tax, 5.50%, 7/1/21
(FGIC Insured)	250,000	285
Total Puerto Rico (Cost $541)		545

SOUTH CAROLINA 1.3%
South Carolina Transportation Infrastructure Bank, 5.50%, 10/1/22
(AMBAC Insured) (Prerefunded 10/1/11†)	500,000	548
Total South Carolina (Cost $509)		548

TEXAS 4.1%
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29	250,000	283
Houston, 6.40%, 6/1/27	250,000	270
Houston Water & Sewer System
5.25%, 5/15/25 (MBIA Insured)	250,000	266
5.375%, 12/1/27 (FGIC Insured) (Prerefunded 12/1/07†)	500,000	525
5.75%, 12/1/16 (AMBAC Insured) (Prerefunded 12/1/12†)	250,000	280
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	100,000	109
Total Texas (Cost $1,577)		1,733

VIRGINIA 6.1%
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/18	500,000	548
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	250,000	256
Henrico County Economic Dev. Auth., Henrico Jail, 6.125%, 11/1/19	250,000	277
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	100,000	96
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	75,000	75
Portsmouth, GO, 5.00%, 4/1/27 (MBIA Insured)	250,000	262
Virginia Beach Dev. Auth., Public Fac., 5.00%, 5/1/23	250,000	263
Virginia HDA, Multi-Family, 5.60%, 11/1/18	500,000	519
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	250,000	257
Total Virginia (Cost $2,431)		2,553

WASHINGTON 2.5%

Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)	1,000,000	1,062
Total Washington (Cost $970)		1,062
WEST VIRGINIA 2.6%
West Virginia, 5.75%, 6/1/15 (Prerefunded 6/1/09†)	1,000,000	1,084
Total West Virginia (Cost $1,021)		1,084
Total Municipal Bonds (Cost $20,805)		22,083
Total Investments in Securities
100.9% of Net Assets (Cost $32,797)		$42,309

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing
†	Used in determining portfolio maturity
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $205 and represents 0.5% of net assets
ADR	American Depository Receipts
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Balanced Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $32,782,000. Net unrealized gain aggregated $9,527,000 at period-end, of which $9,571,000 related to appreciated investments and $44,000 related to depreciated investments.

T. Rowe Price Tax-Efficient Growth Fund
November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)
COMMON STOCKS 99.9%

CONSUMER DISCRETIONARY 19.2%
Automobiles 0.6%
Harley-Davidson §	7,500	404
		404
Diversified Consumer Services 0.5%
Apollo Group, Class A *§	5,250	374
		374
Hotels, Restaurants & Leisure 3.4%
Carnival	7,400	403
Choice Hotels International	8,000	290
International Game Technology	9,000	264
Marriott, Class A	8,800	569
Starbucks *	8,400	256
Station Casinos	8,900	617
		2,399
Internet & Catalog Retail 4.1%
Amazon.com *§	28,800	1,396
eBay *	35,000	1,568
		2,964
Media 5.6%
Clear Channel Communications	5,500	179
Disney	13,500	337
Getty Images *§	3,000	274
McGraw-Hill	19,000	1,008
Omnicom	9,800	829
Time Warner	14,400	259
Univision Communications, Class A *	9,200	278
Viacom, Class B	7,500	250
WPP Group ADR §	12,800	629
		4,043
Multiline Retail 0.8%
Dollar General	21,500	406
Family Dollar Stores	7,000	158
		564
Specialty Retail 3.6%
Bed Bath & Beyond *	9,000	384
Home Depot	29,000	1,212
Tiffany §	15,700	639
Williams-Sonoma *	8,000	347
		2,582
Textiles, Apparel, & Luxury Goods 0.6%
Nike, Class B	5,200	443
		443
Total Consumer Discretionary		13,773

CONSUMER STAPLES 10.1%
Beverages 2.7%
Anheuser-Busch	5,100	223
Coca-Cola	15,200	649
PepsiCo	18,000	1,065
		1,937
Food & Staples Retailing 3.5%
CVS	10,000	270
Sysco	25,200	814
Wal-Mart	21,100	1,025
Walgreen	8,800	402
		2,511
Food Products 0.6%
General Mills	4,800	228
Wrigley	3,200	220
		448
Household Products 2.9%
Colgate-Palmolive	7,700	420
Kimberly-Clark	3,600	212
Procter & Gamble	25,312	1,448
		2,080
Personal Products 0.4%
Avon	11,100	304
		304
Total Consumer Staples		7,280

FINANCIALS 16.0%
Capital Markets 9.8%
Bank of New York	7,300	237
Blackrock §	3,000	324
Charles Schwab	39,680	605
Eaton Vance	12,500	343
Franklin Resources	15,000	1,393
Mellon Financial	7,500	252
Northern Trust	33,900	1,786
State Street	35,900	2,071
		7,011
Commercial Banks 1.1%
Wells Fargo	12,500	786
		786
Consumer Finance 0.9%
American Express	8,100	416
SLM Corporation	4,700	247
		663
Diversified Financial Services 2.8%
Citigroup	22,200	1,078
Moody's	15,400	926
		2,004
Insurance 1.0%
Ambac	3,000	230
American International Group	5,000	336
Marsh & McLennan	5,400	167
		733
Thrifts & Mortgage Finance 0.4%
Fannie Mae	3,400	164
Freddie Mac	2,500	156
		320
Total Financials		11,517

HEALTH CARE 15.3%
Biotechnology 1.2%
Amgen *	11,000	890
		890
Health Care Equipment & Supplies 4.0%
Baxter International	6,200	241
Guidant	4,800	296
Medtronic	32,700	1,818
Stryker	7,000	303
Zimmer Holdings *	3,000	188
		2,846
Health Care Providers & Services 5.1%
UnitedHealth Group	28,000	1,676
WellPoint *	26,400	2,028
		3,704
Pharmaceuticals 5.0%
Abbott Laboratories	11,100	419
AstraZeneca ADR	5,200	239
Eli Lilly	4,800	242
GlaxoSmithKline ADR	4,900	243
Johnson & Johnson	21,000	1,297
Merck	4,500	132
Pfizer	28,563	606
Wyeth	9,300	386
		3,564
Total Health Care		11,004

INDUSTRIALS & BUSINESS SERVICES 7.7%
Aerospace & Defense 1.1%
Boeing	7,800	532
Rockwell Collins	4,500	206
		738
Air Freight & Logistics 0.6%
Expeditors International of Washington §	6,000	426
		426
Commercial Services & Supplies 1.7%
ChoicePoint *	6,000	259
Cintas	9,750	436
Robert Half International	13,900	532
		1,227
Industrial Conglomerates 4.0%
3M	5,600	439
GE	68,500	2,447
		2,886
Machinery 0.3%
Illinois Tool Works	2,500	221
		221
Total Industrials & Business Services		5,498

INFORMATION TECHNOLOGY 30.2%
Communications Equipment 2.4%
Cisco Systems *	81,000	1,420
Nokia ADR	15,500	265
		1,685
Computers & Peripherals 2.7%
Dell *	49,500	1,493
EMC *	33,500	467
		1,960
Internet Software & Services 3.3%
IAC/InterActiveCorp *§	4,750	131
Monster Worldwide *	14,500	564
Yahoo! *	41,000	1,650
		2,345
IT Services 2.9%
Automatic Data Processing	17,000	799
First Data	9,200	398
Paychex	20,750	880
		2,077
Semiconductor & Semiconductor Equipment 12.7%
Altera *	55,000	1,004
Analog Devices	27,800	1,054
Broadcom, Class A *	7,500	349
Intel	65,100	1,737
Linear Technology	32,700	1,220
Maxim Integrated Products	28,500	1,042
Microchip Technology	25,000	834
Texas Instruments	21,000	682
Xilinx	46,300	1,224
		9,146
Software 6.2%
Adobe Systems	7,000	228
Electronic Arts *	4,500	254
Intuit *	5,600	300
Microsoft	68,100	1,887
NAVTEQ *§	7,500	315
Oracle *	53,700	675
SAP ADR	17,500	790
		4,449
Total Information Technology		21,662

MATERIALS 1.4%
Chemicals 1.4%
Ecolab	6,500	216
Monsanto	7,500	550
Valspar §	10,000	251
Total Materials		1,017
Total Common Stocks (Cost $54,294)		71,751

SHORT-TERM INVESTMENTS 0.0%
Money Market Fund 0.0%
T. Rowe Price Reserve Investment Fund, 4.13% #†	1,000	1
Total Short-Term Investments (Cost $1)		1

SECURITIES LENDING COLLATERAL 5.3%
Money Market Pooled Account 5.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.014% #	3,842,004	3,842
Total Securities Lending Collateral (Cost $3,842)		3,842

Total Investments in Securities
105.2% of Net Assets (Cost $58,137)		$75,594

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at November 30, 2005 - See
Note 2.
†	Affiliated company – See Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Growth Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth on an after-tax basis.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2005, the value of loaned securities was $3,734,000; aggregate collateral consisted of $3,842,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $58,137,000. Net unrealized gain aggregated $17,457,000 at period-end, of which $18,611,000 related to appreciated investments and $1,154,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended November 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Funds held at November 30, 2005 and February 28, 2005 was $1,000 and $1,000, respectively.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
(Unaudited)	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)
COMMON STOCKS 99.9%

CONSUMER DISCRETIONARY 23.3%
Automobiles 0.9%
Harley-Davidson	2,000	108
Thor Industries	3,000	115
Winnebago §	2,500	84
		307
Diversified Consumer Services 2.4%
Apollo Group, Class A *	4,607	328
Career Education *	3,000	112
Education Management *	5,200	175
H&R Block	1,000	24
ITT Educational Services *	2,000	123
Universal Technical Institute *§	1,500	46
		808
Hotels, Restaurants & Leisure 6.2%
Boyd Gaming	3,800	184
Carnival	1,500	82
Choice Hotels International	5,000	181
Fairmont Hotels	2,700	105
Harrah's Entertainment	2,000	136
International Game Technology §	7,300	214
Las Vegas Sands *§	1,300	54
Marriott, Class A	4,200	271
Outback Steakhouse	2,000	81
Royal Caribbean Cruises	500	23
Shuffle Master *§	3,000	84
Starbucks *	4,600	140
Station Casinos	4,000	277
The Cheesecake Factory *	1,649	61
WMS Industries *§	1,000	25
Wynn Resorts *§	3,500	195
		2,113
Household Durables 1.1%
Centex	1,400	101
Harman International	1,000	97
Lennar, Class A	2,900	167
		365
Internet & Catalog Retail 1.7%
Amazon.com *	4,000	194
eBay *	6,800	305
Expedia *	2,750	68
		567
Leisure Equipment & Products 0.3%
Brunswick	1,500	59
Mattel	3,500	58
		117
Media 5.4%
Clear Channel Outdoor, Class A *	4,600	93
Dreamworks Animation, Class A *	2,300	58
Entercom Communications *	1,300	42
Getty Images *§	2,500	228
Harte-Hanks	2,900	76
Lamar Advertising *	1,400	65
McGraw-Hill	4,600	244
Meredith	4,000	204
Omnicom	2,300	195
Radio One, Class D *	4,600	51
Regent Communications *§	3,000	15
Salem Communications, Class A *§	2,100	40
Scripps, Class A §	3,200	148
Spanish Broadcasting, Class A *§	3,300	16
Univision Communications, Class A *	5,375	163
Washington Post, Class B	100	74
Westwood One	2,000	36
WPP Group ADR §	2,200	108
		1,856
Multiline Retail 0.8%
Dollar General	9,400	178
Family Dollar Stores §	3,800	85
		263
Specialty Retail 3.6%
Bed Bath & Beyond *	3,800	162
Michaels Stores	1,000	37
PETsMART	2,500	60
Ross Stores	6,400	176
Staples	8,250	191
Tiffany	6,600	269
TJX	6,300	141
Williams-Sonoma *	4,500	195
		1,231
Textiles, Apparel, & Luxury Goods 0.9%
Coach *	4,400	151
Nike, Class B	2,000	171
		322
Total Consumer Discretionary		7,949

CONSUMER STAPLES 2.5%
Food & Staples Retailing 1.0%
Costco Wholesale	1,000	50
CVS	7,800	211
Sysco	2,800	90
		351
Food Products 1.1%
Delta Pine & Land	2,700	64
Hershey Foods	2,300	125
McCormick	1,000	31
Tootsie Roll Industries §	2,090	63
Wrigley	1,500	103
		386
Household Products 0.1%
Clorox	500	27
		27
Personal Products 0.3%
Avon	3,200	88
Estee Lauder, Class A	500	16
		104
Total Consumer Staples		868

ENERGY 2.2%
Energy Equipment & Services 1.6%
Baker Hughes	4,000	230
BJ Services	5,000	183
Smith International	4,000	151
		564
Oil, Gas & Consumable Fuels 0.6%
Bill Barrett *§	1,000	39
Murphy Oil	2,000	99
Williams Companies	3,000	64
		202
Total Energy		766

FINANCIALS 15.9%
Capital Markets 8.6%
AmeriTrade *§	3,700	86
Blackrock §	1,500	162
Charles Schwab	13,600	207
E*TRADE Financial *	3,000	59
Eaton Vance	6,600	181
Federated Investors, Class B	2,500	91
Franklin Resources	4,600	427
Investors Financial Services §	3,800	144
Janus Capital Group	6,000	115
John Nuveen	3,900	162
Lazard	3,800	119
Legg Mason	1,350	166
Lehman Brothers	758	96
Mellon Financial	5,800	195
Northern Trust	6,400	337
Raymond James Financial	900	33
SEI	1,300	53
State Street	5,100	294
		2,927
Commercial Banks 1.9%
Boston Private Financial §	2,700	84
City National	700	51
East West Bancorp §	2,500	94
First Horizon National §	1,000	39
North Fork Bancorporation	2,250	61
SVB Financial Group *§	1,500	72
Synovus Financial	5,600	158
UCBH Holdings §	4,400	77
		636
Consumer Finance 0.6%
SLM Corporation	4,200	221
		221
Diversified Financial Services 1.4%
CBOT Holdings, Class A *§	100	10
Moody's	7,600	457
		467
Insurance 3.4%
AFLAC	3,600	173
Ambac	2,100	161
Arch Capital Group *	2,000	105
Arthur J. Gallagher §	1,200	36
Brown & Brown §	2,000	58
Markel *	300	95
MBIA	1,550	96
Progressive Corporation	1,700	209
Willis Group Holdings	6,400	239
		1,172
Total Financials		5,423

HEALTH CARE 23.3%
Biotechnology 3.9%
Amgen *	616	50
Biogen Idec *	1,300	56
Celgene *§	1,000	61
Cephalon *§	1,300	66
Charles River Laboratories International *	1,000	46
deCode genetics *§	8,000	66
Genzyme *	1,800	134
Gilead Sciences *	8,000	405
MedImmune *	700	25
Millennium Pharmaceuticals *	1,000	10
Protein Design Labs *§	1,000	28
Qiagen NV *§	8,000	90
Techne *	4,400	243
Vertex Pharmaceuticals *§	2,000	51
		1,331
Health Care Equipment & Supplies 8.5%
ArthroCare *§	1,000	38
Bausch & Lomb	1,000	81
Becton, Dickinson	1,500	87
Biomet	5,350	191
C R Bard	2,400	156
Cooper Companies §	1,000	55
Dentsply International	3,900	217
Edwards Lifesciences *	1,000	40
Gen-Probe *	1,000	46
Guidant	3,000	185
INAMED *	1,000	84
Invitrogen *	2,200	147
Kyphon *§	3,000	127
Millipore *	1,400	89
ResMed *§	2,800	114
Respironics *	3,000	116
Smith & Nephew ADR §	800	36
St. Jude Medical *	5,600	267
Stryker	5,400	234
Varian Medical Systems *	5,800	295
Waters Corporation *	1,900	75
Zimmer Holdings *	3,300	207
		2,887
Health Care Providers & Services 10.0%
Caremark RX *	5,500	283
Coventry Health Care *	4,125	246
DaVita *	2,700	142
Express Scripts *	3,000	253
Health Management	3,000	70
Henry Schein *	6,000	256
Laboratory Corporation of America *	1,900	99
Lincare Holdings *	2,900	124
Manor Care	1,000	39
Medco *	2,000	107
Omnicare	2,300	131
Patterson Companies *§	5,200	182
Quest Diagnostics	2,200	110
UnitedHealth Group	1,640	98
WellChoice *	6,000	465
WellPoint *	10,400	799
		3,404
Pharmaceuticals 0.9%
Allergan	2,000	200
Sepracor *	2,000	110
		310
Total Health Care		7,932

INDUSTRIALS & BUSINESS SERVICES 8.5%
Aerospace & Defense 0.9%
Empresa Brasileira de Aeronautica ADR §	3,500	132
Rockwell Collins	3,600	164
		296
Air Freight & Logistics 1.6%
C H Robinson Worldwide	4,800	194
Expeditors International of Washington	3,000	213
UTi Worldwide §	1,300	127
		534
Commercial Services & Supplies 3.7%
ARAMARK, Class B	1,500	39
Avery Dennison	900	53
ChoicePoint *	3,900	168
Cintas	2,700	121
Corporate Executive Board	1,500	130
Dun & Bradstreet *	1,000	65
Equifax	3,000	115
HNI Corporation	2,500	126
LECG *§	1,800	29
Manpower	2,300	107
Robert Half International	5,000	191
Stericycle *	2,000	123
		1,267
Electrical Equipment 0.5%
AMETEK	2,300	98
II-VI *§	4,000	77
		175
Industrial Conglomerates 0.3%
Roper Industries	3,000	118
		118
Machinery 1.2%
Danaher	2,200	122
Donaldson §	1,600	53
IDEX	1,950	86
ITT Industries	900	98
Pall	2,000	56
		415
Road & Rail 0.3%
Landstar Systems	2,000	86
		86
Total Industrials & Business Services		2,891

INFORMATION TECHNOLOGY 22.8%
Communications Equipment 0.9%
Corning *	8,000	162
F5 Networks *	1,500	79
Juniper Networks *	3,000	68
		309
Computers & Peripherals 0.9%
EMC *	11,000	153
Network Appliance *	3,200	93
QLogic *	1,500	50
		296
Electronic Equipment & Instruments 1.2%
CDW	2,500	147
Cogent *§	2,000	47
Dolby Laboratories, Class A *	1,200	20
FLIR Systems *§	1,000	25
Jabil Circuit *	2,500	83
National Instruments §	950	25
Symbol Technologies	4,749	54
		401
Internet Software & Services 2.3%
IAC/InterActiveCorp *	2,750	76
Monster Worldwide *	4,500	175
Sina *§	2,500	62
VeriSign *	4,500	100
Yahoo! *	9,000	362
		775
IT Services 4.0%
Affiliated Computer Services, Class A *	1,900	106
Certegy	3,600	145
Cognizant Technology Solutions *	4,000	194
DST Systems *§	2,500	148
Fiserv *	3,400	155
Global Payments	1,000	44
Iron Mountain *	5,400	223
Paychex	3,900	165
Moneygram International	7,300	189
		1,369
Office Electronics 0.1%
Zebra Technologies *	500	23
		23
Semiconductor & Semiconductor Equipment 6.0%
Altera *	13,000	237
Analog Devices	6,000	228
Broadcom, Class A *	4,000	186
KLA-Tencor	1,700	87
Linear Technology	6,400	239
Marvell Technology Group *	2,000	111
Maxim Integrated Products	4,563	167
Microchip Technology	8,500	284
National Semiconductor	6,500	168
Silicon Laboratories *§	2,500	97
Xilinx	10,000	264
		2,068
Software 7.4%
Activision *	5,333	71
Adobe Systems	10,000	326
Cadence Design Systems *	3,600	62
Check Point Software Technologies *	2,700	57
Cognos *§	3,000	101
Computer Associates	6,900	197
Electronic Arts *	4,400	248
FactSet Research Systems §	2,300	89
Fair Isaac §	2,000	92
FileNet *§	2,000	54
Internet Security Systems *§	500	11
Intuit *	4,200	225
Jack Henry & Associates §	2,500	48
McAfee *	5,500	153
Mercury Interactive *§	2,000	55
NAVTEQ *	4,500	189
Red Hat *§	5,500	129
Symantec *	16,509	292
Synopsys *	700	14
THQ *§	4,500	102
		2,515
Total Information Technology		7,756

MATERIALS 1.4%
Chemicals 1.4%
Ecolab	4,800	160
Monsanto	2,000	147
Sigma Aldrich §	1,200	79
Symyx Technologies *§	800	22
Valspar	2,400	60
Total Materials		468
Total Common Stocks (Cost $20,885)		34,053

SHORT-TERM INVESTMENTS 0.2%
Money Market Fund 0.2%
T. Rowe Price Reserve Investment Fund, 4.13% #†	76,155	76
Total Short-Term Investments (Cost $76)		76

SECURITIES LENDING COLLATERAL 14.4%
Money Market Trust 14.4%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.014% #	4,917,890	4,918
Total Securities Lending Collateral (Cost $4,918)		4,918
Total Investments in Securities
114.5% of Net Assets (Cost $25,879)		$39,047

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at November 30, 2005 - see
Note 2
†	Affiliated company – see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2005, the value of loaned securities was $4,752,000; aggregate collateral consisted of $4,918,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $25,879,000. Net unrealized gain aggregated $13,168,000 at period-end, of which $13,280,000 related to appreciated investments and $112,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended November 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Funds held at November 30, 2005 and February 28, 2005 was $76,000 and $124,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006